Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of expenses	Loss before income tax expense included the following expenses:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Depreciation:
Equipment	$2,150	$2,077	$1,336
Computer hardware and software	1,897	1,096	1,476
Furniture and fittings	3,442	3,000	2,031
Leasehold improvements	16,053	13,563	8,604
Total depreciation	23,542	19,736	13,447
Amortization:
Patents and trademarks	1,124	5,377	7,796
Customer relationships	8,939	8,086	21,015
Acquired developed technology	21,691	29,072	27,990
Total amortization	31,754	42,535	56,801
Total depreciation and amortization	$55,296	$62,271	$70,248
Employee benefits expense:
Salaries and wages	637,143	$467,718	$350,450
Variable compensation	106,835	82,851	63,057
Payroll taxes	68,543	53,189	42,020
Share-based payment expense	385,732	313,395	257,762
Defined contribution plan expense	39,116	29,783	22,566
Contractor expense	26,589	35,343	27,263
Other	83,350	63,362	53,654
Total employee benefits expense	$1,347,308	$1,045,641	$816,772
Impairment:
Right of use assets	3,759	—	—
Property and equipment	3,676	—	—
Total impairment	$7,435	$—	$—

Impairment charges	The impairment charge has been classified within the statement of operations as follows:

Fiscal Year Ended June 30, 2021
(U.S. $ in thousands)
Cost of revenues	$1,710
Research and development	3,217
Marketing and sales	195
General and administrative	2,313